Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNINGS
Income (loss) from continuing operations		$ 1,828	$ (163)	$ 964
Less: Dividends on preferred stock		143	143	143
Income (loss) from continuing operations attributable to Key common shareholders		1,685	(306)	821
Income (loss) from discontinued operations, net of taxes		1	2	3
Net income (loss) attributable to Key common shareholders		$ 1,686	$ (304)	$ 824
WEIGHTED-AVERAGE COMMON SHARES
Weighted-average Common Shares outstanding (in shares)		1,098,558	949,561	927,217
Effect of common share options and other stock awards (in shares)	[1]	9,436	0	5,542
Weighted-average Common Shares and potential Common Shares outstanding (in shares)	[2]	1,107,994	949,561	932,759
EARNINGS PER COMMON SHARE
Income (loss) from continuing operations attributable to Key common shareholders (in dollars per share)		$ 1.53	$ (0.32)	$ 0.88
Income (loss) from discontinued operations, net of taxes (in dollars per share)		0	0	0
Net income (loss) attributable to Key common shareholders (in dollars per share)	[3]	1.53	(0.32)	0.89
Income (loss) from continuing operations attributable to Key common shareholders - assuming dilution (in dollars per share)		1.52	(0.32)	0.88
Income (loss) from discontinued operations, net of taxes — assuming dilution (in dollars per share)		0	0	0
Net income (loss) attributable to Key common shareholders (in dollars per share)	[3]	$ 1.52	$ (0.32)	$ 0.88

[1]	For periods ended in a loss from continuing operations attributable to Key common shareholders, anti-dilutive instruments have been excluded from the calculation of diluted earnings per share.
[2]	Assumes conversion of Common Share options and other stock awards and/or convertible preferred stock, as applicable.
[3]	EPS may not foot due to rounding.